Property, Plant and Equipment (Tables)	12 Months Ended
May 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733